Financial Instruments and Risk Management (Details) - Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks [Abstract]
Cash and cash equivalents	₪ 17,112	₪ 19,240
Short-term bank deposits		10,070
Restricted deposits	211	201
Other current assets	855	594
Trade receivables, net	2,105	1,097
Total	₪ 20,283	₪ 31,202